American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
May 31, 2023

American Century Multisector Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 39.4%
Aerospace and Defense — 0.9%
Boeing Co., 2.80%, 3/1/24	865,000	848,221
Bombardier, Inc., 7.50%, 2/1/29(1)	225,000	218,734
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	175,000	186,614
TransDigm, Inc., 4.625%, 1/15/29	230,000	204,132
		1,457,701
Air Freight and Logistics — 0.3%
Rand Parent LLC, 8.50%, 2/15/30(1)(2)	625,000	540,237
Automobiles — 0.7%
Ford Motor Co., 6.10%, 8/19/32	320,000	301,085
General Motors Financial Co., Inc., 3.80%, 4/7/25	485,000	468,886
General Motors Financial Co., Inc., 4.30%, 7/13/25	261,000	254,345
		1,024,316
Banks — 5.4%
Bank of America Corp., VRN, 1.73%, 7/22/27	540,000	481,803
Bank of America Corp., VRN, 2.88%, 10/22/30	415,000	357,823
Bank of America Corp., VRN, 2.57%, 10/20/32	115,000	93,451
Bank of America Corp., VRN, 4.57%, 4/27/33	175,000	164,539
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	475,000	470,184
Citigroup, Inc., VRN, 2.01%, 1/25/26	420,000	395,333
Discover Bank, 3.45%, 7/27/26	485,000	446,310
Discover Bank, VRN, 4.68%, 8/9/28	1,185,000	1,091,434
Fifth Third Bank NA, 3.85%, 3/15/26	200,000	181,497
HSBC Holdings PLC, 4.25%, 3/14/24(2)	980,000	964,635
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	399,000	324,035
Mitsubishi UFJ Financial Group, Inc., VRN, 2.31%, 7/20/32	255,000	204,538
Royal Bank of Canada, 6.00%, 11/1/27	231,000	239,480
Santander UK Group Holdings PLC, VRN, 1.09%, 3/15/25	565,000	539,565
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	416,000	426,858
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	350,000	277,687
Toronto-Dominion Bank, 2.45%, 1/12/32	200,000	163,740
Toronto-Dominion Bank, 3.20%, 3/10/32	225,000	194,598
Truist Bank, VRN, 2.64%, 9/17/29	731,000	676,286
Wells Fargo & Co., VRN, 1.65%, 6/2/24	545,000	545,000
Wells Fargo & Co., VRN, 5.39%, 4/24/34	286,000	286,547
		8,525,343
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	292,000	284,791
Biotechnology — 0.7%
Amgen, Inc., 5.25%, 3/2/25	313,000	314,000
Amgen, Inc., 5.25%, 3/2/30	800,000	806,499
		1,120,499
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	100,000	86,799
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	625,000	530,390
		617,189
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	850,000	788,881
Standard Industries, Inc., 4.375%, 7/15/30(1)	235,000	198,669
		987,550

Capital Markets — 3.6%
Charles Schwab Corp., 0.90%, 3/11/26	655,000	574,941
Charles Schwab Corp., VRN, 5.85%, 5/19/34	198,000	200,856
Deutsche Bank AG, 0.90%, 5/28/24	480,000	455,306
Deutsche Bank AG, VRN, 1.45%, 4/1/25	405,000	381,637
Deutsche Bank AG, Series E, 0.96%, 11/8/23	440,000	427,904
Goldman Sachs Group, Inc., VRN, 1.43%, 3/9/27	775,000	696,587
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	234,000	208,514
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	64,000	59,712
LPL Holdings, Inc., 4.625%, 11/15/27(1)	414,000	384,439
Morgan Stanley, VRN, 2.63%, 2/18/26	290,000	275,773
Morgan Stanley, VRN, 0.99%, 12/10/26	435,000	388,954
Morgan Stanley, VRN, 2.70%, 1/22/31	690,000	590,354
Morgan Stanley, VRN, 6.34%, 10/18/33	285,000	305,467
Owl Rock Capital Corp., 3.40%, 7/15/26	798,000	706,685
		5,657,129
Chemicals — 0.6%
Celanese US Holdings LLC, 5.90%, 7/5/24	550,000	549,519
Tronox, Inc., 4.625%, 3/15/29(1)	495,000	402,366
		951,885
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	540,000	541,539
Consumer Finance — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	665,000	624,379
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	823,000	789,334
Navient Corp., 6.125%, 3/25/24	355,000	348,315
		1,762,028
Consumer Staples Distribution & Retail — 0.3%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	560,000	523,012
Containers and Packaging — 1.1%
Berry Global, Inc., 5.50%, 4/15/28(1)	790,000	781,942
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	213,000	216,994
Sealed Air Corp., 5.00%, 4/15/29(1)	750,000	696,780
Sealed Air Corp. / Sealed Air Corp. US, 6.125%, 2/1/28(1)	30,000	29,756
		1,725,472
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33(1)	700,000	705,089
Diversified REITs — 1.0%
Healthpeak OP LLC, 5.25%, 12/15/32	82,000	80,308
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27(2)	815,000	670,254
VICI Properties LP, 4.375%, 5/15/25	425,000	410,744
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	430,000	377,342
		1,538,648
Diversified Telecommunication Services — 1.7%
AT&T, Inc., 5.40%, 2/15/34(3)	385,000	386,145
AT&T, Inc., 4.50%, 5/15/35	340,000	313,509
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	280,000	221,994
Sprint Capital Corp., 6.875%, 11/15/28	1,105,000	1,182,312
Sprint Capital Corp., 8.75%, 3/15/32	325,000	395,141
Verizon Communications, Inc., 2.55%, 3/21/31	220,000	184,320
		2,683,421
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	475,000	384,749
Pacific Gas & Electric Co., 6.15%, 1/15/33	130,000	128,385
System Energy Resources, Inc., 6.00%, 4/15/28	458,000	465,417

Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	309,523	266,536
		1,245,087
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	420,000	415,817
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	170,000	159,371
Financial Services — 0.4%
Global Payments, Inc., 4.45%, 6/1/28	660,000	627,024
Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	465,000	465,599
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	570,000	527,745
Medline Borrower LP, 3.875%, 4/1/29(1)(2)	435,000	375,640
		903,385
Health Care Providers and Services — 1.5%
Centene Corp., 3.375%, 2/15/30	430,000	371,150
IQVIA, Inc., 5.00%, 5/15/27(1)	440,000	423,770
IQVIA, Inc., 6.50%, 5/15/30(1)	353,000	359,410
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	670,000	604,675
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	322,000	305,501
Tenet Healthcare Corp., 4.25%, 6/1/29	265,000	238,262
		2,302,768
Hotels, Restaurants and Leisure — 1.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	485,000	418,732
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	185,000	186,015
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	455,000	426,920
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	340,000	343,359
Scientific Games International, Inc., 7.25%, 11/15/29(1)	555,000	552,322
Station Casinos LLC, 4.625%, 12/1/31(1)(2)	575,000	478,601
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	485,000	456,575
		2,862,524
Insurance — 0.6%
Allstate Corp., 5.25%, 3/30/33	286,000	285,419
Athene Global Funding, 2.51%, 3/8/24(1)	620,000	598,276
		883,695
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	705,000	713,481
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	439,000	459,563
Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	1,010,000	967,356
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	675,000	499,992
Comcast Corp., 6.50%, 11/15/35	140,000	156,159
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	795,000	701,145
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	690,000	439,712
Gray Television, Inc., 4.75%, 10/15/30(1)(2)	410,000	266,137
iHeartCommunications, Inc., 8.375%, 5/1/27	265,000	149,834
Paramount Global, VRN, 6.25%, 2/28/57	730,000	541,391
Paramount Global, VRN, 6.375%, 3/30/62	460,000	369,005
Warner Media LLC, 3.80%, 2/15/27	334,000	303,933
		4,394,664
Metals and Mining — 0.8%
ATI, Inc., 4.875%, 10/1/29	385,000	342,105
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	585,000	520,651

South32 Treasury Ltd., 4.35%, 4/14/32(1)	520,000	457,405
		1,320,161
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	804,000	753,948
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	166,000	140,831
		894,779
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	595,000	483,282
Oil, Gas and Consumable Fuels — 4.4%
Antero Resources Corp., 5.375%, 3/1/30(1)	630,000	579,839
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	505,000	511,189
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	685,000	643,044
Ecopetrol SA, 5.875%, 9/18/23	590,000	589,177
Ecopetrol SA, 8.875%, 1/13/33	88,000	86,120
EnLink Midstream LLC, 6.50%, 9/1/30(1)	447,000	444,708
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	475,000	478,467
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	653,545
MEG Energy Corp., 5.875%, 2/1/29(1)	760,000	718,838
Occidental Petroleum Corp., 6.375%, 9/1/28	625,000	643,706
Occidental Petroleum Corp., 6.125%, 1/1/31	474,000	482,181
Petroleos Mexicanos, 5.95%, 1/28/31	500,000	359,242
Petroleos Mexicanos, 6.70%, 2/16/32	115,000	86,273
Southwestern Energy Co., 5.375%, 3/15/30	775,000	713,171
		6,989,500
Passenger Airlines — 0.3%
American Airlines, Inc., 7.25%, 2/15/28(1)	315,000	308,632
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	235,000	230,843
		539,475
Pharmaceuticals — 0.4%
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	615,000	548,184
Retail REITs — 0.6%
NNN REIT, Inc., 4.30%, 10/15/28	1,052,000	987,009
Semiconductors and Semiconductor Equipment — 0.5%
Intel Corp., 5.125%, 2/10/30	535,000	541,515
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	385,000	314,182
		855,697
Specialized REITs — 0.9%
American Tower Corp., 5.25%, 7/15/28	220,000	219,801
Equinix, Inc., 2.90%, 11/18/26	180,000	166,067
Equinix, Inc., 1.80%, 7/15/27	107,000	92,897
Iron Mountain, Inc., 5.625%, 7/15/32(1)	1,065,000	950,154
		1,428,919
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 5.90%, 3/9/26	85,000	86,169
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 8.25%, 12/15/29(1)(2)	98,000	100,306
Trading Companies and Distributors — 0.6%
Air Lease Corp., 0.80%, 8/18/24	346,000	324,938
Air Lease Corp., 5.30%, 2/1/28	700,000	692,266
		1,017,204
Wireless Telecommunication Services — 0.4%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	173,000	118,505
T-Mobile USA, Inc., 3.375%, 4/15/29	615,000	557,223
		675,728
TOTAL CORPORATE BONDS (Cost $64,050,007)		62,005,240

U.S. TREASURY SECURITIES — 29.1%
U.S. Treasury Notes, 4.50%, 11/30/24(4)		6,572,000	6,545,558
U.S. Treasury Notes, 1.00%, 12/15/24(4)		1,300,000	1,228,551
U.S. Treasury Notes, 3.875%, 3/31/25		2,000,000	1,977,738
U.S. Treasury Notes, 3.875%, 4/30/25		4,682,000	4,631,339
U.S. Treasury Notes, 3.875%, 1/15/26		500,000	496,553
U.S. Treasury Notes, 4.625%, 3/15/26		12,012,000	12,183,734
U.S. Treasury Notes, 3.75%, 4/15/26		4,757,000	4,715,748
U.S. Treasury Notes, 3.625%, 5/15/26		2,450,000	2,421,672
U.S. Treasury Notes, 2.00%, 11/15/26		700,000	655,799
U.S. Treasury Notes, 4.00%, 2/29/28		4,817,000	4,860,184
U.S. Treasury Notes, 3.625%, 3/31/28		850,000	843,592
U.S. Treasury Notes, 3.50%, 4/30/28		1,700,000	1,678,484
U.S. Treasury Notes, 2.875%, 4/30/29		855,000	814,788
U.S. Treasury Notes, 3.875%, 11/30/29		960,000	967,238
U.S. Treasury Notes, 0.625%, 5/15/30		1,760,000	1,431,237
U.S. Treasury Notes, 4.125%, 11/15/32		360,000	373,416
TOTAL U.S. TREASURY SECURITIES (Cost $45,939,878)			45,825,631
ASSET-BACKED SECURITIES — 8.0%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		438,462	332,335
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	344,233
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		350,000	352,313
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		469,291	392,833
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		495,104	463,522
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	93,478
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	89,137
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		243,941	220,614
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		358,186	329,104
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		518,284	413,843
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	302,698
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	233,385
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		550,000	494,212
Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, SEQ, 6.57%, 10/15/32(1)		250,000	252,393
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	598,290
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		575,000	465,518
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		187,000	179,979
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		290,631	269,125
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		250,000	213,593
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	466,136
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)		408,204	400,521
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		273,118	238,393
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		341,542	291,668
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		286,008	243,707
MAPS Ltd., Series 2018-1A, Class A, SEQ, 4.21%, 5/15/43(1)		281,925	253,821
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		350,912	306,859
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		270,313	222,310
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		338,259	315,819
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		390,434	339,902
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		750,000	653,320
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		177,507	149,741
ServiceMaster Funding LLC, Series 2020-1, Class A2I, SEQ, 2.84%, 1/30/51(1)		190,592	160,639
ServiceMaster Funding LLC, Series 2020-1, Class A2II, SEQ, 3.34%, 1/30/51(1)		397,361	317,119
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		440,100	372,903
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)		632,110	620,914

Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	167,000	148,522
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)	165,641	165,868
Vantage Data Centers LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	568,000	511,187
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	386,023
TOTAL ASSET-BACKED SECURITIES (Cost $13,786,534)		12,605,977
COLLATERALIZED LOAN OBLIGATIONS — 7.7%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.31%, (1-month LIBOR plus 1.20%), 6/15/36(1)	460,121	454,248
AIMCO CLO, Series 2018-AA, Class B, VRN, 6.66%, (3-month LIBOR plus 1.40%), 4/17/31(1)	750,000	733,556
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.90%, (3-month LIBOR plus 1.60%), 4/30/31(1)	500,000	489,615
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 8.86%, (3-month LIBOR plus 3.60%), 7/25/29(1)	500,000	486,432
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.69%, (1-month SOFR plus 1.63%), 2/15/35(1)	180,348	180,553
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 6.62%, (1-month SOFR plus 1.56%), 9/15/34(1)	163,086	162,728
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.08%, (1-month LIBOR plus 0.97%), 12/15/35(1)	500,000	489,910
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.46%, (1-month LIBOR plus 1.35%), 11/15/36(1)	262,500	257,445
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.01%, (3-month LIBOR plus 1.75%), 4/15/30(1)	500,000	475,179
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.11%, (3-month LIBOR plus 1.85%), 10/15/31(1)	210,795	209,739
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 6.76%, (3-month LIBOR plus 1.50%), 4/15/32(1)	359,335	356,926
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 9.51%, (3-month LIBOR plus 4.25%), 10/21/31(1)	600,000	560,134
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 8.90%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	467,572
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 7.11%, (3-month LIBOR plus 1.85%), 11/16/30(1)	200,000	192,928
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.02%, (3-month LIBOR plus 1.70%), 11/15/28(1)	300,000	290,643
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 7.17%, (3-month LIBOR plus 1.85%), 5/15/32(1)	500,000	476,204
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.51%, (1-month LIBOR plus 2.40%), 9/15/37(1)	197,000	191,700
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.51%, (1-month LIBOR plus 1.40%), 6/16/36(1)	603,000	581,946
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.65%, (3-month SOFR plus 2.60%), 7/20/31(1)	430,000	426,565
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 8.20%, (3-month LIBOR plus 2.95%), 1/14/28(1)	250,000	244,744
LoanCore Issuer Ltd., Series 2019-CRE2, Class B, VRN, 6.81%, (1-month LIBOR plus 1.70%), 5/15/36(1)	260,000	251,683
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.62%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	445,129
MF1 Ltd., Series 2020-FL4, Class D, VRN, 9.28%, (1-month SOFR plus 4.21%), 11/15/35(1)	585,000	566,060
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 7.68%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	374,574
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.27%, (3-month LIBOR plus 2.00%), 7/19/30(1)	300,000	285,876
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, VRN, 7.28%, (3-month LIBOR plus 1.90%), 2/20/28(1)	185,000	182,480
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.39%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	383,593
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 7.04%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	333,317
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.37%, (1-month SOFR plus 2.30%), 6/17/37(1)	322,000	320,465
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.75%, (1-month SOFR plus 2.75%), 5/19/38(1)(3)	224,500	224,500
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.06%, (3-month LIBOR plus 1.80%), 1/15/30(1)	300,000	284,853
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 7.15%, (3-month LIBOR plus 1.90%), 12/28/29(1)	350,000	334,537
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.65%, (3-month LIBOR plus 2.40%), 9/15/30(1)	350,000	338,874
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,203,150)		12,054,708
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.4%
Private Sponsor Collateralized Mortgage Obligations — 3.4%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	194,012	183,070
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ,VRN, 1.58%, 5/25/65(1)	535,116	493,545
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	384,949

Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	538,339	445,413
Bellemeade RE Ltd., Series 2018-1A, Class M2, VRN, 8.04%, (1-month LIBOR plus 2.90%), 4/25/28(1)	208,217	209,185
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.09%, (1-month LIBOR plus 1.95%), 7/25/29(1)	247,679	248,051
Bellemeade RE Ltd., Series 2020-2A, Class M2, VRN, 11.14%, (1-month LIBOR plus 6.00%), 8/26/30(1)	144,934	147,824
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	310,184	264,836
Ellington Financial Mortgage Trust, Series 2023-1, Class A2, 6.24%, 2/25/68(1)	292,052	289,752
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	566,550	363,545
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	382,718	347,349
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.82%, (30-day average SOFR plus 2.85%), 10/25/34(1)	125,000	125,839
MFA Trust, Series 2020-NQM2, Class A1, SEQ, VRN, 1.38%, 4/25/65(1)	117,265	106,192
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 6.82%, (30-day average SOFR plus 1.85%), 11/25/31(1)	422,124	421,152
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.04%, (1-month LIBOR plus 3.90%), 8/25/33(1)	421,868	424,595
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 6.87%, (30-day average SOFR plus 1.90%), 2/25/34(1)	153,433	153,348
Visio Trust, Series 2020-1, Class A2, SEQ,VRN, 2.50%, 8/25/55(1)	890,000	807,974
		5,416,619
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2021-HQA3, Class M1, VRN, 5.82%, (30-day average SOFR plus 0.85%), 9/25/41(1)	407,351	394,867
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.97%, (30-day average SOFR plus 2.00%), 4/25/42(1)	382,867	384,862
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.12%, (30-day average SOFR plus 2.15%), 9/25/42(1)	209,726	211,166
FNMA, Series 2022-R03, Class 1M1, VRN, 7.07%, (30-day average SOFR plus 2.10%), 3/25/42(1)	222,008	223,190
FNMA, Series 2022-R09, Class 2M1, VRN, 7.48%, (30-day average SOFR plus 2.50%), 9/25/42(1)	347,981	349,427
		1,563,512
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,239,784)		6,980,131
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	323,411
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 6.96%, (1-month LIBOR plus 1.85%), 11/15/38(1)	501,205	477,240
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 7.11%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	374,970
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.19%, (1-month SOFR plus 3.13%), 6/15/40(1)(3)	386,000	384,070
BX Trust, Series 2018-BILT, Class C, VRN, 6.58%, (1-month LIBOR plus 1.22%), 5/15/30(1)	300,000	292,813
BX Trust, Series 2021-ARIA, Class G, VRN, 8.25%, (1-month LIBOR plus 3.14%), 10/15/36(1)	314,000	290,903
BX Trust, Series 2021-RISE, Class D, VRN, 6.86%, (1-month LIBOR plus 1.75%), 11/15/36(1)	210,000	201,174
BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.61%, (1-month LIBOR plus 1.50%), 8/15/36(1)	300,000	268,105
BXHPP Trust, Series 2021-FILM, Class E, VRN, 7.11%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	215,333
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.26%, (1-month LIBOR plus 2.15%), 5/15/36(1)	476,814	467,183
CSMC Trust, Series 2021-BHAR, Class B, VRN, 6.61%, (1-month LIBOR plus 1.50%), 11/15/38(1)	232,000	224,730
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.96%, (1-month LIBOR plus 2.85%), 7/15/38(1)	313,554	304,113
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.81%, (1-month SOFR plus 1.75%), 12/15/36(1)	253,000	247,706
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 6.56%, (1-month LIBOR plus 1.45%), 7/15/25(1)	233,267	228,570
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	256,585
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.57%, (1-month LIBOR plus 1.51%), 3/15/38(1)	590,765	567,379
Med Trust, Series 2021-MDLN, Class F, VRN, 9.11%, (1-month LIBOR plus 4.00%), 11/15/38(1)	369,676	346,737
MHP Trust, Series 2022-MHIL, Class D, VRN, 6.67%, (1-month SOFR plus 1.61%), 1/15/27(1)	489,716	461,480
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.61%, (1-month LIBOR plus 1.50%), 1/15/36(1)	229,000	209,560
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, VRN, 8.41%, (1-month SOFR plus 3.35%), 1/15/39(1)	596,000	560,909
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,981,184)		6,702,971
BANK LOAN OBLIGATIONS(5) — 1.4%
Entertainment — 0.2%
Caesars Entertainment Corp., Term Loan B, 8.50%, (1-month SOFR plus 3.25%), 2/6/30	320,000	317,800

Health Care Providers and Services — 0.4%
Surgery Center Holdings, Inc., 2021 Term Loan, 8.86%, (3-month LIBOR plus 3.75%), 8/31/26	686,976	683,228
Passenger Airlines — 0.3%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (6-month SOFR plus 2.75%), 2/15/28	485,000	467,991
Pharmaceuticals — 0.5%
Jazz Financing Lux Sarl, USD Term Loan, 8.65%, (1-month LIBOR plus 3.50%), 5/5/28	723,185	722,538
TOTAL BANK LOAN OBLIGATIONS (Cost $2,198,710)		2,191,557
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Mexico — 0.2%
Mexico Government International Bond, 5.40%, 2/9/28	200,000	204,767
Mexico Government International Bond, 4.875%, 5/19/33	120,000	114,846
		319,613
Romania — 0.3%
Romanian Government International Bond, 6.625%, 2/17/28(1)	376,000	386,272
Saudi Arabia — 0.3%
Saudi Government International Bond, 4.75%, 1/18/28(1)	264,000	265,969
Saudi Government International Bond, 5.50%, 10/25/32(1)	210,000	222,158
		488,127
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,160,634)		1,194,012
PREFERRED STOCKS — 0.5%
Banks — 0.1%
BNP Paribas SA, 7.75%(1)	210,000	201,208
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 8.20%	580,000	579,565
TOTAL PREFERRED STOCKS (Cost $787,462)		780,773
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,878,103	3,878,103
State Street Navigator Securities Lending Government Money Market Portfolio(6)	3,831,415	3,831,415
		7,709,518
Treasury Bills(7) — 0.9%
U.S. Treasury Bills, 4.70%, 4/18/24	1,525,000	1,457,601
TOTAL SHORT-TERM INVESTMENTS (Cost $9,173,473)		9,167,119
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $163,520,816)		159,508,119
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,214,363)
TOTAL NET ASSETS — 100.0%		$157,293,756

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	177	September 2023	$36,431,578	$25,740
U.S. Treasury 10-Year Notes	123	September 2023	14,079,656	142,940
U.S. Treasury 10-Year Ultra Notes	165	September 2023	19,874,766	209,010
U.S. Treasury 5-Year Notes	43	September 2023	4,690,360	16,823
			$75,076,360	$394,513
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	7	September 2023	$898,406	$(14,597)
U.S. Treasury Ultra Bonds	2	September 2023	273,750	(5,590)
			$1,172,156	$(20,187)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,948,502, which represented 41.9% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,701,891. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contract. At the period end, the aggregate value of securities pledged was $1,415,383.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,831,415.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.  Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$62,005,240	—
U.S. Treasury Securities	—	45,825,631	—
Asset-Backed Securities	—	12,605,977	—
Collateralized Loan Obligations	—	12,054,708	—
Collateralized Mortgage Obligations	—	6,980,131	—
Commercial Mortgage-Backed Securities	—	6,702,971	—
Bank Loan Obligations	—	2,191,557	—
Sovereign Governments and Agencies	—	1,194,012	—
Preferred Stocks	—	780,773	—
Short-Term Investments	$7,709,518	1,457,601	—
	$7,709,518	$151,798,601	—
Other Financial Instruments
Futures Contracts	$394,513	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,187	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.